Loan and Security Agreement and Convertible Notes - Schedule of Long-Term Debt and Unamortized Discount Balances (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 07, 2018	Sep. 07, 2018	Nov. 23, 2016
Debt Instrument [Line Items]
Face value of loan			$ 50,000,000
Unamortized debt discount	$ (12,700,000)	$ (12,700,000)	(12,669,000)
Debt discount - beneficial conversion feature		(32,100,000)	(32,062,000)
Capitalized debt issuance costs			(84,000)
Amortization of debt issuance costs		550,000	477,000	$ 0
Accretion of debt discount			26,000
Accretion of debt issuance costs and other			0
Long-term debt			$ 5,211,000
Convertible Debt
Debt Instrument [Line Items]
Face value of loan	37,849,000	37,849,000
Unamortized debt discount	(14,804,000)	(14,804,000)
Accretion of debt discount		515,000
Long-term debt	23,560,000	23,560,000
Senior Notes
Debt Instrument [Line Items]
Face value of loan						$ 224,000,000
Senior Secured Notes, Due 2026 | Scilex Pharmaceuticals, Inc | Senior Notes
Debt Instrument [Line Items]
Face value of loan	224,000,000	224,000,000
Unamortized debt discount	(84,000,000)	(84,000,000)
Capitalized debt issuance costs	(5,748,000)	(5,748,000)
Amortization of debt issuance costs		6,800,000
Accretion of debt discount		6,376,000
Accretion of debt issuance cost		435,000
Long-term debt	141,063,000	141,063,000
Oaktree Term Loan
Debt Instrument [Line Items]
Face value of loan							$ 50,000,000.0
Oaktree Capital Management, L.P. | Oaktree Term Loan
Debt Instrument [Line Items]
Face value of loan	100,000,000	100,000,000			$ 100,000,000.0
Unamortized debt discount	(26,659,000)	(26,659,000)
Capitalized debt issuance costs	(6,658,000)	(6,658,000)
Amortization of debt issuance costs	500,000	526,000
Long-term debt	$ 67,209,000	$ 67,209,000